Property, Plant and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant, and equipment, net is comprised of the following (in thousands):

	As of
	March 31, 2025	December 31, 2024
Land	$707	$707
Land improvements	403	403
Construction in progress – Buildings	17,171	15,739
Construction in progress – Magnet plant equipment	10,939	10,036
Lab equipment	576	500
Leasehold improvements	346	346
Computer equipment	17	—
Property, plant and equipment, gross	$30,159	$27,731
Less: Accumulated depreciation	(1,264)	(1,202)
Property, plant and equipment, net	28,895	26,529
Finance lease right-of-use assets	1,233	—
Less: Accumulated amortization	(6)	—
Finance lease-right-of-use assets, net	1,227	—
Total property, plant and equipment, net	$30,122	$26,529

Schedule of Depreciation and Amortization Expense

Depreciation and amortization expense is comprised of the following (in thousands):

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Depreciation expense	$27	$90
Amortization expense	6	—
Total	$33	$90